Property and Equipment (Details) - Schedule of property and equipment stated at cost, less accumulated depreciation - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 679,482	$ 467,753	$ 371,816
Less: Accumulated Depreciation	(430,519)	(364,814)	(315,558)
Property and Equipment, Net	248,963	102,939	56,258
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	447,342	353,880	284,928
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	184,524	102,416	$ 86,888
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 47,616	$ 11,457